                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Goodwin Capital Advisers, Inc.
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Address: One American Row, Hartford, CT 06102-5056
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Form 13F File Number: 028-12511
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John H. Beers
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Title: Vice President and Secretary
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Phone: (860) 403-5050
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Signature, Place and Date of Signing:

/s/ John H. Beers               Hartford, CT                 November 10, 2011
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(Signature)                     (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F Summary Page

                               Report Summary:

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $6,161,849.00

Compliance 13F Report for 09/30/2011
         Title Of                                                    Investment
Issuer    Class      Cusip   Market Value Principal SH/PRN  PUT/CALL Discretion Managers Sole(A) Shared(B) None(C)
------   --------  --------- ------------ --------- ------  -------- ---------- -------- ------- --------- -------
ISHARES
  IBOXX
  INV
  GR
  CORP
  BD.... COMMON    464287242 6,161,849.00  54,850    SH                54,850      1     54,850
                             6,161,849.00  54,850                      54,850            54,850